LEASES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Operating Lease Obligations
Number of operating lease that expire on a month to month basis	1
Rent expense	$ 750,000	$ 700,000	$ 605,000
Schedule of future minimum rental payments
2014	642,340
2015	467,755
2016	371,354
2017	244,845
2018 and thereafter	104,934
Total minimum payments required	$ 1,831,228
Offices
Operating Lease Obligations
Number of leased properties	5
Offices | Texas
Operating Lease Obligations
Number of leased properties	1
Offices | Alberta
Operating Lease Obligations
Number of leased properties	1
Offices | Texas and Oklahoma
Operating Lease Obligations
Number of leased properties	2
Warehouse facilities
Operating Lease Obligations
Number of leased properties	2